Commitments and Contingencies - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2010
Other Commitments [Line Items]
Operating lease expiration period			2014 to 2019		2014 to 2019
Operating lease rent expense	$ 1,000,000	$ 500,000	$ 2,400,000	$ 1,400,000	$ 2,000,000	$ 1,500,000	$ 1,600,000
Oklahoma City Economic Development Trust [Member]
Other Commitments [Line Items]
Up-front job creation payment from Trust								2,000,000
Term of agreement								5 years
Earned job creation payments	1,900,000		1,900,000		1,500,000	900,000
Oklahoma City Economic Development Trust [Member] | Minimum [Member]
Other Commitments [Line Items]
Number of jobs created within a 5 year period								492
Average first year wage								37,000
Capital investment in the project								$ 15,000,000